Share-based payments - Fair value assumptions (Details)	12 Months Ended
Sep. 30, 2024
TSR-hurdled grants
Fair value assumptions
Risk-free rate	3.80%
Volatility rate	26.00%
Westpac Long Term Variable Reward Plan (LTVR) | TSR and ROE-hurdled grants
Fair value assumptions
Dividend yield	5.50%